Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
From France	30,347	19,171	755
From USA	-	-	-
Revenues	30,347	19,171	755
Research tax credit	8,239	6,546	6,582
Subsidies and other	11	7	1,856
Other income	8,250	6,553	8,438
Total revenues and other income	38,597	25,725	9,193

Revenues by Nature

Revenues by nature

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Other revenues from collaboration agreements	29,971	18,230	-
Collaboration agreements	29,971	18,230	-
Licenses	250	686	605
Products & services	125	255	150
Total revenues	30,347	19,171	755

Details of Operating Expenses by Nature

Details of operating expenses by nature

	For the year ended December 31,
Cost of revenue	2022	2023

Cost of goods sold	0	-
Royalty expenses	(1,772)	(737)
Cost of revenue	(1,772)	(737)

	For the year ended December 31,
Research and development expenses	2022	2023

Wages and salaries	(38,523)	(32,936)
Social charges on stock option grants	10	(270)
Non-cash stock-based compensation expense	(4,098)	(3,952)
Personnel expenses	(42,610)	(37,158)
Purchases and external expenses	(37,736)	(32,996)
Other	(17,154)	(17,492)
Total research and development expenses	(97,501)	(87,646)

	For the year ended December 31,
Selling, general and administrative expenses	2022	2023

Wages and salaries	(5,686)	(5,994)
Social charges on stock option grants	(43)	(106)
Non-cash stock-based compensation expense	(1,945)	(1,281)
Personnel expenses	(7,674)	(7,381)
Purchases and external expenses	(6,712)	(6,682)
Other	(3,108)	(2,749)
Total selling, general and administrative expenses	(17,494)	(16,812)

	For the year ended December 31,
Personnel expenses	2022	2023

Wages and salaries	(44,209)	(38,930)
Social charges on stock option grants	(33)	(376)
Non-cash stock-based compensation expense	(6,043)	(5,233)
Total personnel expenses	(50,285)	(44,539)

	For the year ended December 31,
	2022	2023

Other operating income (expenses)	1,377	(1,300)

Details of Financial Income and Expenses

Details of financial income and expenses

	For the year ended December 31,
Financial income and expenses	2021	2022	2023

Income from cash, cash equivalents and financial assets	719	1,120	3,614
Foreign exchange gains	11,860	7,541	17,618
Gain on fair value measurement			245
Other financial income	638	219	2
Financial income	13,218	8,880	21,479
Interest on financial liabilities	(368)	(371)	(2,246)
Foreign exchange losses	(2,119)	(1,481)	(13,402)
Loss on fair value measurement			(20,813)
Interest on lease liabilities	(3,803)	(3,416)	(3,061)
Other financial expenses	(197)	(12,546)	(1,121)
Financial expenses	(6,486)	(17,815)	(40,642)
Net financial gain (loss)	6,731	(8,935)	(19,163)

Disclosure of Income Tax (Expense or Income)

Tax proof

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Income (loss) before taxes from continuing operations	(96,749)	(98,601)	(116,464)
Theoretical group tax rate (1)	24.38%	25.16%	25.12%
Theoretical tax benefit (expense)	23,584	24,804	29,259
Increase/decrease in tax benefit arising from:
Permanent differences	(1,228)	(162)	736
Research tax credit	4,284	4,852	1,645
Share-based compensation & other IFRS adjustments	(3,596)	(987)	(1,134)
Non recognition of deferred tax assets related to tax losses and temporary differences	(22,997)	(28,557)	(30,876)
Other differences (2)	(47)	(38)	-
Effective tax expense	-	(87)	(371)
Effective tax rate	0.00%	0.09%	0.32%

(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2023 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
(2)
Primarily relates to intercompany transactions between discontinued and continuing operations.

Disclosure of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	For the year ended December 31,
	2021	2022	2023
	$ in thousands
Credits and net operating loss carryforwards	157,823	124,263	155,673
Capitalization of R&D expenses under SEC 174 rule	-	2,792	4,092
Pension commitments	1,018	597	550
Leases liabilities	17,660	12,698	11,478
Revaluations of financial assets	-	-	15,830
Deferred tax assets from other deductible differences	1,728	1,452	772
Non-recognition of deferred tax assets	(155,982)	(128,448)	(177,001)
Deferred tax assets	22,247	13,354	11,392
			-
Accelerated depreciation of assets for tax purposes		(1,286)	(740)
Right-of-use assets and other leases-related effects	(16,547)	(11,923)	(10,401)
Deferred tax liabilities from other taxable differences	(5,700)	(145)	(410)
Deferred tax liabilities	(22,247)	(13,354)	(11,550)
			-
Net deferred tax assets/(liabilities)	-	-	(158)

	For the year ended December 31,
Reflected in the statement of financial position as follows:	2021	2022	2023
	$ in thousands
Deferred tax assets	-	-	-
Deferred tax liabilities	-	-	(158)
Net deferred tax assets/(liabilities)	-	-	(158)

(1)
Other deferred tax assets as of December 31, 2023 relate mainly to US R&D expenses capitalized under Internal Revenue Code section 174.